Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000009530 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.29%
C000009530 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.63%
C000009530 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
C000009530 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.88%
C000009530 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.14%
C000009529 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.29%
C000009529 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.63%
C000009529 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
C000009529 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.88%
C000009529 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.14%
C000009527 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.29%
C000009527 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.63%
C000009527 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
C000009527 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.88%
C000009527 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.14%
C000009531 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.89%
C000009531 [Member] | Small Business Administration [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.32%
C000009531 [Member] | Fannie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.28%
C000009531 [Member] | Ginnie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000009531 [Member] | Freddie Mac Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000009533 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.89%
C000009533 [Member] | Small Business Administration [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.32%
C000009533 [Member] | Fannie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.28%
C000009533 [Member] | Ginnie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000009533 [Member] | Freddie Mac Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000009534 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.89%
C000009534 [Member] | Small Business Administration [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.32%
C000009534 [Member] | Fannie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.28%
C000009534 [Member] | Ginnie Mae Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000009534 [Member] | Freddie Mac Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000009537 [Member] | Fannie Mae [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000009537 [Member] | Federal Farm Credit Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%
C000009537 [Member] | Federal Home Loan Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
C000009537 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.09%
C000009536 [Member] | Fannie Mae [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000009536 [Member] | Federal Farm Credit Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%
C000009536 [Member] | Federal Home Loan Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
C000009536 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.09%
C000009538 [Member] | Fannie Mae [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000009538 [Member] | Federal Farm Credit Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%
C000009538 [Member] | Federal Home Loan Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
C000009538 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.09%
C000009539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.66%
C000009539 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.18%
C000009539 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000009539 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000009539 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000009541 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.66%
C000009541 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.18%
C000009541 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000009541 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000009541 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000009542 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.66%
C000009542 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.18%
C000009542 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000009542 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000009542 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000009546 [Member] | Small Business Administration [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000009546 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.83%
C000009546 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.01%
C000009546 [Member] | Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.17%
C000009546 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000009545 [Member] | Small Business Administration [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000009545 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.83%
C000009545 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.01%
C000009545 [Member] | Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.17%
C000009545 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000009543 [Member] | Small Business Administration [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000009543 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.83%
C000009543 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.01%
C000009543 [Member] | Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.17%
C000009543 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000009547 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.75%
C000009547 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.13%
C000009547 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.66%
C000009547 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%
C000009547 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.12%
C000009549 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.75%
C000009549 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.13%
C000009549 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.66%
C000009549 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%
C000009549 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.12%
C000009550 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.75%
C000009550 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.13%
C000009550 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.66%
C000009550 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%
C000009550 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.12%